PROPERTY, PLANT AND EQUIPMENT - Property Types (Details) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	[1]	$ 14,730
Property, plant and equipment, ending balance		18,775	$ 14,730	[1]
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		17,080	15,576
Additions and transfers		1,675	1,534
Reclassification on adoption of IFRS 16 (Note 3)		(44)
Acquisition (Note 6)		2,660
Change in decommissioning provision		158	14
Foreign exchange adjustments		(34)
Disposals and other		(43)	(44)
Property, plant and equipment, ending balance		21,452	17,080
Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		(2,350)	(2,030)
Reclassification on adoption of IFRS 16 (Note 3)		26
Depreciation		392	364
Disposals and other		39	44
Property, plant and equipment, ending balance		(2,677)	(2,350)
Land and Land Rights
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		328
Property, plant and equipment, ending balance		440	328
Land and Land Rights | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		340	329
Additions and transfers		32	12
Reclassification on adoption of IFRS 16 (Note 3)		0
Acquisition (Note 6)		86
Change in decommissioning provision		0	0
Foreign exchange adjustments		(2)
Disposals and other		0	(1)
Property, plant and equipment, ending balance		456	340
Land and Land Rights | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		(12)	(9)
Reclassification on adoption of IFRS 16 (Note 3)		0
Depreciation		4	3
Disposals and other		0	0
Property, plant and equipment, ending balance		(16)	(12)
Pipelines
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		5,943
Property, plant and equipment, ending balance		7,440	5,943
Pipelines | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		7,164	6,650
Additions and transfers		215	531
Reclassification on adoption of IFRS 16 (Note 3)		0
Acquisition (Note 6)		1,434
Change in decommissioning provision		10	(10)
Foreign exchange adjustments		(17)
Disposals and other		(3)	(7)
Property, plant and equipment, ending balance		8,803	7,164
Pipelines | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		(1,221)	(1,096)
Reclassification on adoption of IFRS 16 (Note 3)		0
Depreciation		155	142
Disposals and other		13	17
Property, plant and equipment, ending balance		(1,363)	(1,221)
Facilities and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		6,292
Property, plant and equipment, ending balance		7,741	6,292
Facilities and Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		7,159	6,715
Additions and transfers		691	469
Reclassification on adoption of IFRS 16 (Note 3)		0
Acquisition (Note 6)		798
Change in decommissioning provision		143	5
Foreign exchange adjustments		(4)
Disposals and other		(31)	(30)
Property, plant and equipment, ending balance		8,756	7,159
Facilities and Equipment | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		(867)	(721)
Reclassification on adoption of IFRS 16 (Note 3)		0
Depreciation		174	164
Disposals and other		26	18
Property, plant and equipment, ending balance		(1,015)	(867)
Cavern Storage and Other
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		1,228
Property, plant and equipment, ending balance		1,661	1,228
Cavern Storage and Other | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		1,478	1,223
Additions and transfers		203	231
Reclassification on adoption of IFRS 16 (Note 3)		(44)
Acquisition (Note 6)		314
Change in decommissioning provision		5	19
Foreign exchange adjustments		0
Disposals and other		(12)	5
Property, plant and equipment, ending balance		1,944	1,478
Cavern Storage and Other | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		(250)	(204)
Reclassification on adoption of IFRS 16 (Note 3)		26
Depreciation		59	55
Disposals and other		0	9
Property, plant and equipment, ending balance		(283)	(250)
Assets Under Construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		939
Property, plant and equipment, ending balance		1,493	939
Assets Under Construction | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		939	659
Additions and transfers		534	291
Reclassification on adoption of IFRS 16 (Note 3)		0
Acquisition (Note 6)		28
Change in decommissioning provision		0	0
Foreign exchange adjustments		(11)
Disposals and other		3	(11)
Property, plant and equipment, ending balance		1,493	939
Assets Under Construction | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		0	0
Reclassification on adoption of IFRS 16 (Note 3)		0
Depreciation		0	0
Disposals and other		0	0
Property, plant and equipment, ending balance		$ 0	$ 0

[1]	Pembina has applied IFRS 16 Leases at January 1, 2019 using the modified retrospective approach and has not restated comparative information. See Note 3.